Summary of principal accounting policies - Schedule of assets and liabilities measured at fair value on recurring basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Measurement Using Significant Other Observable Inputs, Short-term investments	¥ 1,418,721	$ 222,628	¥ 170,552
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Fair Value Measurement Using Unobservable Inputs, Warrant liabilities				¥ 2,384	¥ 1,485
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Measurement Using Significant Other Observable Inputs, Short-term investments	¥ 1,418,721		¥ 170,552